Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Recoverable Taxes [Abstract]
Schedule of Recoverable Taxes

Recoverable taxes as of December 31, 2025 and December 31, 2024 was comprised of the following:

	December 31, 2025	December 31, 2024
Value-added tax on sales and services – ICMS / IVA / VAT / GST	732,866	650,728
Social contribution on billings - PIS and COFINS	380,218	404,673
Withholding income tax - IRRF / IRPJ	1,683,298	960,161
Excise tax – IPI	16,950	16,176
Reintegra	5,180	7,657
Other	13,271	10,788
	2,831,783	2,050,183
Current	957,211	637,728
Non-current	1,874,572	1,412,455
	2,831,783	2,050,183